UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21876

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
            --------------------------------------------------------
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 630-241-4141

                       Date of fiscal year end: OCTOBER 31

                   Date of reporting period: JANUARY 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2008 (UNAUDITED)

  SHARES                                   DESCRIPTION                                        VALUE
-----------   -------------------------------------------------------------------------   --------------
PREFERRED SECURITIES - 130.8%

              CAPITAL MARKETS - 5.4%
      9,600   Bear Stearns Inc., Series G, 5.49% ......................................   $     382,080
     40,000   Goldman Sachs Group Inc., Series B, 6.20% ...............................         988,000
     15,700   Merrill Lynch & Company, Series H, 5.70% (b) ............................         288,409
     39,400   Morgan Stanley, Series A, 4.96% (b) .....................................         880,196
                                                                                          --------------
                                                                                              2,538,685
                                                                                          --------------
              COMMERCIAL BANKS - 44.9%
      6,000   Heartland Financial, 8.26% (c) (e) ......................................       6,025,896
     42,000   HSBC Holdings PLC, Series A, 6.20% ......................................       1,003,800
      6,000   Irwin Financial Corporation, Series A, 8.61% (b) (c) (e) (f) ............       5,114,496
     40,000   National City Corp., 9.88% ..............................................       1,046,000
     20,000   Royal Bank of Scotland PLC, Series Q, 6.75% .............................         496,000
     29,000   Royal Bank of Scotland PLC, Series R, 6.13% .............................         682,080
     60,000   Santander Finance Preferred SA Unipersonal, 6.80% .......................       1,401,000
      5,000   Santander Finance Preferred SA Unipersonal, Series 6, 5.66% (b) .........          93,000
     19,900   SunTrust Banks, 5.52% (b) ...............................................         419,094
    101,400   U.S. Bancorp, Series B, 4.86% (b) .......................................       2,228,772
     51,000   Wachovia Corp., 8.00% ...................................................       1,344,870
     62,000   Zions Bancorporation, Series A, 5.51% (b) ...............................       1,354,700
                                                                                          --------------
                                                                                             21,209,708
                                                                                          --------------
              CONSUMER FINANCE - 1.3%
     10,000   SLM Corp., Series B, 5.69% (b) ..........................................         608,000
                                                                                          --------------
              DIVERSIFIED FINANCIAL SERVICES - 7.5%
        750   Bank of America Corp., 8.00% ............................................         780,402
     19,800   Bank of America Corp., Series D, 6.20% ..................................         466,092
     40,000   Citigroup Inc., Series AA, 8.13% ........................................       1,048,800
     38,500   ING Groep NV, 6.13% .....................................................         908,215
     12,900   ING Groep NV, 7.38% .....................................................         330,756
                                                                                          --------------
                                                                                              3,534,265
                                                                                          --------------
              ELECTRIC UTILITIES - 10.7%
     40,000   Alabama Power Company, 5.63% ............................................         971,252
     49,400   Alabama Power Company, 6.45% ............................................       1,197,950
     80,000   PPL Electric Utilities Corp., 6.25% .....................................       1,930,000
     10,000   Southern California Edison Company, 6.13% ...............................         980,313
                                                                                          --------------
                                                                                              5,079,515
                                                                                          --------------
              INSURANCE - 28.2%
     10,000   Ace Ltd., Series C, 7.80% ...............................................         250,200
     10,000   Aegon NV, 6.88% .........................................................         246,600
     94,000   Aspen Insurance Holdings Ltd., 7.40% (b) ................................       2,138,500
     96,300   Axis Capital Holdings Ltd., Series A, 7.25% .............................       2,388,240
     60,000   Endurance Specialty Holdings Ltd., Series A, 7.75% ......................       1,484,400
     40,000   PartnerRe Ltd., Series C, 6.75% .........................................         978,000
     10,000   PartnerRe Ltd., Series D, 6.50% .........................................         242,500
     40,400   Prudential PLC, 6.50% ...................................................         987,780


             See Notes to Quarterly Portfolio of Investments              Page 1

FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY, 31, 2008 (UNAUDITED)

  SHARES                                   DESCRIPTION                                        VALUE
-----------   -------------------------------------------------------------------------   --------------
PREFERRED SECURITIES - (CONTINUED)

              INSURANCE - (CONTINUED)
     20,000   RenaissanceRe Holdings Ltd., Series B, 7.30% ............................   $     480,200
     80,000   RenaissanceRe Holdings Ltd., Series D, 6.60% ............................       1,809,600
      2,500   Zurich RegCaps Funding Trust VI, 5.58% (b) (c) ..........................       2,329,688
                                                                                          --------------
                                                                                             13,335,708
                                                                                          --------------
              OIL, GAS & CONSUMABLE FUELS - 12.0%
    120,000   Double Eagle Petroleum Corp., Series A, 9.25% ...........................       3,046,800
    100,000   GMX Resources Inc., Series B, 9.25% .....................................       2,645,000
                                                                                          --------------
                                                                                              5,691,800
                                                                                          --------------
              THRIFTS & MORTGAGE FINANCE - 15.6%
     16,700   Countrywide Capital V, 7.00% ............................................         285,236
     20,000   Fannie Mae, 8.25% .......................................................         528,400
     20,000   Fannie Mae, Series O, 7.00% (b) .........................................         996,250
     77,200   Franklin Bank Corp., Series A, 7.50% ....................................       1,316,260
      5,800   FreddieMac, Series W, 5.66% .............................................         125,802
    200,000   IndyMac Bank FSB, 8.50% (c) .............................................       1,612,500
     36,600   Sovereign Bancorp, Inc., Series C, 7.30% ................................         878,034
     97,200   Washington Mutual, Inc., 5.69% (b) ......................................       1,646,568
                                                                                          --------------
                                                                                              7,389,050
                                                                                          --------------
              TRADING COMPANIES & DISTRIBUTORS - 5.2%
    250,400   Willis Lease Finance Corp., Series A, 9.00% .............................       2,478,960
                                                                                          --------------

              TOTAL PREFERRED SECURITIES ..............................................      61,865,691
              (Cost $69,407,745)                                                          --------------

CANADIAN INCOME TRUSTS - 13.8%
    110,000   Atlantic Power Corp., IPS ...............................................       1,162,392
     21,800   BFI Canada Income Fund ..................................................         522,827
     60,000   Crescent Point Energy Trust .............................................       1,464,071
     60,900   Energy Savings Income Fund ..............................................         918,913
     17,500   Newalta Income Fund .....................................................         279,045
    115,000   Teranet Income Fund .....................................................       1,085,802
     90,000   Yellow Pages Income Fund ................................................       1,076,540
                                                                                          --------------

              TOTAL CANADIAN INCOME TRUSTS ............................................       6,509,590
              (Cost $6,055,814)                                                           --------------

              TOTAL INVESTMENTS - 144.6% ..............................................      68,375,281
              (Cost $75,463,559) (d)                                                      --------------

              NET OTHER ASSETS AND LIABILITIES - 1.9% .................................         922,326
              AUCTION PREFERRED SHARES, AT LIQUIDATION VALUE - (46.5)% ................     (22,000,000)
                                                                                          --------------
              NET ASSETS (APPLICABLE TO COMMON SHAREHOLDERS) - 100.0% .................   $  47,297,607
                                                                                          ==============


Page 2              See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)

----------
      (a) All percentages shown in the Portfolio of Investments are based on net assets.

      (b) Variable rate security. The interest rate shown reflects the rate in effect at January 31, 2008.

      (c) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the value of securities noted as such amounted to $15,082,580, or 31.9% of net assets (See Note 1E).

      (d) Aggregate cost for federal income tax and financial reporting purposes.

      (e) Security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees.

      (f) This security suspended its dividend resulting in a significant decline in the Fund's NAV (See Note 3).

      IPS   Income Participating Securities

SCHEDULE OF FOREIGN CURRENCY FUTURES CONTRACTS:

 NUMBER OF                                                          UNREALIZED
 CONTRACTS              DESCRIPTION                      VALUE     APPRECIATION
-----------   -------------------------------------   -----------  -------------
FUTURES CONTRACTS - SHORT POSITION
    33        Canadian Dollar March 2008 ........     $ 3,283,830  $        990
                                                      -----------  -------------
                                                      $ 3,283,830  $        990
                                                      ===========  =============


             See Notes to Quarterly Portfolio of Investments             Page 3

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
                          JANUARY 31, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A.  PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Tax-Advantaged Preferred Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At January 31, 2008, the Fund had no when-issued or delayed-delivery purchase commitments.

C. FUTURES CONTRACTS:

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margin) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security, foreign currency transactions and interest and dividends received.

E. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. As of January 31, 2008, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
                          JANUARY 31, 2008 (UNAUDITED)

                                                               CARRYING
                                      ACQUISITION                VALUE                         MARKET         % OF
SECURITY                                  DATE       SHARES    PER UNIT     CARRYING COST      VALUE       NET ASSETS
-----------------------------         -----------   --------   ----------   -------------   ------------   ----------
Heartland Financial, 8.26%              12/21/06       6,000   $ 1,004.32   $   6,000,000   $  6,025,896        12.74%
IndyMac Bank FSB, 8.50%                 05/22/07     200,000         8.06       5,000,000      1,612,500         3.41
Irwin Financial Corporation,
   Series A, 8.61%                      12/22/06       6,000       852.42       5,940,000      5,114,496        10.81
Zurich RegCaps Funding
   Trust IV, 5.58%                      02/06/07       2,500       931.88       2,575,000      2,329,688         4.93
                                                    --------                -------------   ------------   ----------
                                                     214,500                $  19,515,000   $ 15,082,580        31.89%
                                                    ========                =============   ============   ==========

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of January 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,706,534 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,794,812.

                               3. SUBSEQUENT EVENT

Irwin Financial Corporation ("Irwin") announced on March 3, 2008 that it is suspending all dividends on its preferred and trust preferred securities. Such action caused a significant decline in the price of the Irwin Series A Floating Rate Non-Cumulative Perpetual Preferred Shares held by the Fund resulting in a significant decline in the Fund's NAV. Additionally, on March 10, 2008, the Fund's quarterly distribution was decreased from $0.375 to $0.300 per share, principally as a result of Irwin's decision to suspend its dividends.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date                          March 20, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date                          March 20, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date                          March 20, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.